October 3, 2003







U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (the "Company")
       SEC File Nos. 2-63270 and 811-6146
       Filing pursuant to Rule 497 (e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, you will find a supplement dated October 3, 2003 to the Company's Prospectus dated January 28, 2003 and a supplement dated October 3, 2003 to the Company's Statement of Additional Information dated January 28, 2003.

Please contact me at (650) 571-5800 if you have any questions or comments concerning this filing.

Very truly yours,



Janis M. Horne
Secretary

Enclosures

cc. Andre W. Brewster, Esq.




Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated October 3, 2003
To Statement of Additional Information Dated January 28, 2003

PLEASE INSERT THE FOLLOWING TEXT IMMEDIATELY BEFORE THE "CERTIFICATES AND STOCK POWERS" SECTION OF PAGE B-16 OF THE STATEMENT OF ADDITIONAL INFORMATION:

"Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Funds will attempt to contact you or, if applicable, your broker. If the Funds cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Funds may reject your application under their Anti-Money Laundering Compliance Program. See Anti-Money Laundering Program below. If your application is accepted, the Funds will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Funds will try to verify your identity within a timeframe established in our sole discretion. If the Funds cannot do so, the Funds reserve the right to close your account at the net asset value next calculated after the Funds decide to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See Anti-Money Laundering Program below.

In certain instances, the Funds may collect documents to fulfill their legal obligation to verify your identity. Documents provided in connection with your application will be used solely to verify your identity, and the Funds shall have no obligation to observe, monitor or enforce the terms of any such document.

Anti-Money Laundering Program. Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds."




Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated October 3, 2003
To Prospectus Dated January 28, 2003


PLEASE REPLACE THE APPLICATION FORM AT THE BACK OF THE PROSPECTUS WITH THE FOLLOWING FORM


Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.
Stockholder Application Form


IMPORTANT INFORMATION FOR OPENING YOUR ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

By signing and submitting this application, you give the Funds and their agents permission to collect information about you from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies, which will be used to help verify your identity.

If you do not provide the information, we may not be able to open your account. If we open your account but are unable to verify your identity, we reserve the right to take such other steps as we deem reasonable, including closing your account and redeeming your investment at the net asset value next calculated after the Funds decide to close your account. Please see the Funds' Statement of Additional Information for further information.


Important - Please mail completed forms to:		Note:  Please do not use
this
application to establish
Forum Shareholder Services, LLC			a Bailard, Biehl & Kaiser IRA.
You may obtain a
P.O. Box 446						Bailard, Biehl & Kaiser IRA
application by calling
Portland, ME 04112					BB&K Fund Services at (800) 882-
8383.


I. Fund Selection and Investment Information - Minimum initial investment of $5,000.00.
o	Bailard, Biehl & Kaiser Cognitive Value Fund	Amount of Investment
$_________
o	Bailard, Biehl & Kaiser Enhanced Growth Fund	Amount of Investment
$_________
o	Bailard, Biehl & Kaiser International Equity Fund	Amount of
Investment   $_________
o	Bailard, Biehl & Kaiser Bond Opportunity Fund	Amount of Investment
$_________
o	Check or draft made payable to each Fund
o	Wire through Federal Reserve System

II. Account Registration - Register shares as one of the following: (Please print)

o INDIVIDUAL OR JOINT ACCOUNT
o	Community Property 				o	Tenants in Common
o	Joint Tenants with Rights of Survivorship o	Other (specify)

Name of Individual		Birth Date		Social Security Number
___________________________________________________________________________

Name of Joint Investor	Birth Date		Social Security Number
___________________________________________________________________________


o GIFT OR TRANSFER TO MINOR
Name of Custodian	Custodian's Birth Date	Custodian's Social Security
Number
___________________________________________________________________________

as Custodian for (Minor's Name)_____________________	under the (Minor's State
of Residence)_______________	Uniform Gift or Transfer to Minor's Act (as
applicable in the minor's state of residence).


o TRUST* (including corporate pension plans) (Please enclose a copy of the First Page and Signature Page of the Trust Agreement.)

Name of Trustee		Trustee's Birth Date		Trustee's Social
Security Number
___________________________________________________________________________

as Trustee for (Name of Trust)	Date of Trust Instrument
Taxpayer ID Number
___________________________________________________________________________


o PARTNERSHIP* (Please enclose a copy of the Partnership Agreement or a certificate from a government authority stating the identity and existence of the partnership.)

Name of Partnership					Name of Partner (First,
Middle, Last)
____________________________________________________________________________

Partner's Birth Date					Partner's Social Security
Number
____________________________________________________________________________


o CORPORATION/OTHER* (Please enclose certified articles of incorporation, a government-issued business license or other document that reflects the existence of the entity, as well as a corporate resolution or secretary's certificate listing the person(s) authorized to conduct transactions in the account.)

Name of Corporation
______________________________________________________________________________

Symbol (if publicly traded)		Taxpayer ID Number
______________________________________________________________________________


Name of Authorized Trader			Birth Date		Social
Security Number
______________________________________________________________________________

*Attach a separate list for additional investors, trustees, authorized traders and general partners of a partnership, including full name, social security number, and date of birth. (Optional).

Documents provided in connection with your application will be used solely to verify your identity. The Funds will have no obligation to enforce or observe the terms of any such document.


III.  Mailing/Residency Address
(If Joint Account with more than one required address, attach a separate sheet listing additional required address(s).

Address: Number and Street (Required)
_____________________________________________________________________________

City								State			Zip Code
_____________________________________________________________________________

Mailing Address (If Different)
_____________________________________________________________________________

Home Phone (     )____________	Business Phone (     ) _______________

Marital Status ______________  Occupation	 ___________________  State of
Residence______

Do you have other Bailard, Biehl & Kaiser accounts?	o	Yes	o	No

CITIZENSHIP:	__  U.S.	__  Resident Alien+	__  Non-Resident
Alien++										(Country of
Citizenship)_______________

+ Must have a U.S. Taxpayer Identification Number and Domestic address.
++ For non-resident aliens, a copy of an unexpired government issued photo ID must be included with the application.


IV.  Taxpayer Identification Number (Important Tax Information)
You (as payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 30% rate on interest, dividends and other payments. Backup withholding is not an additional tax. The tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld.

Part 1.  Enter Your Taxpayer Identification Number.
For most individual taxpayers, this is your Social Security number. For accounts established under the Uniform Gift or Transfer to Minor's Act, this would be the minor's Social Security number.

Social Security #____-______-________ OR Tax ID #____-______________


Part 2.  Backup Withholding
o    Check here if you are subject to backup withholding, either because
(i) you are not exempt from backup withholding, or (ii) you have been notified by the Internal Revenue Service (IRS) that you are subject to backup withholding as a result of failure to report all interest or dividends, or
(iii) because the IRS has not notified you that you are no longer subject to backup withholding.

Part 3.  U.S Person or Exempt Foreign Person
I am (we are) (please check one):
o	 U.S. Person(s) including a U.S. resident alien(s) or
o	Non-U.S. taxpayer:
	Indicated country of residence for tax purposes:________________
	I am (we are) not a U.S. citizen or resident and am (are) an exempt foreign person(s) as defined by the IRS.


V. Distribution Option - If none is selected, distributions will be reinvested in additional shares.
(If you choose to have your dividends or capital gains sent by wire, please also complete Section VII.)
o  Dividends reinvested at net asset value
o  Dividends paid in cash
o  Dividends wired
o  Capital gains reinvested at net asset value
o  Capital gains paid in cash
o  Capital gains wired


VI.  Telephone Exchange and Redemption Option	o  Yes	o  No
I/We authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholders Services, LLC, to honor exchange and redemption requests of between $1,000 and $150,000, by telephone. I/We agree that the Bailard, Biehl & Kaiser Opportunity Fund Group and Forum Shareholders Services, LLC will not be liable for losses sustained as a result of acting on telephone instructions that Forum Shareholder Services, LLC reasonably believes to be genuine and that such authorization will apply until I/we revoke it. I/We select one of the following telephone redemption options:

o Please mail telephone redemption proceeds to the name and address in which my/our fund account is registered;
o Please mail or wire telephone redemption proceeds to the commercial bank indicated below. (Please obtain wiring instructions from your bank before completing the section below.)


VII. Wiring Instructions - Please add the following wiring instructions to my account for redemption proceeds:
Bank Name_______________________________	Bank ABA
Number________________________
Street Address of Bank______________________________________________________
City______________________________________	State_________  Zip
Code__________________

Nominee Account Name &  Number (if applicable)
________________________________________

Client Account Name & Number
_______________________________________________________

Please attach a voided check or deposit slip from the account to which the proceeds are to be mailed or wired.


VIII.  Systematic Withdrawal Plan Option
If you select this option, please review the terms and conditions of this plan in the Prospectus. This Application must be received in good order at least 10 days prior to the first designated payment from the Systematic Withdrawal Plan
(SWP) account, and 10 days' prior notice is required before any changes to the instructions in this Application can be implemented.

o	I/We hereby authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholders Services, LLC, to liquidate shares in and withdraw cash from this account beginning on:

Date:	, 	20	, in the amount of  $_____________

o	SEMIMONTHLY, on or about the 	o THIRD or the o	 EIGHTEENTH, or
o 	MONTHLY, on or about the	o THIRD or the o	 EIGHTEENTH, or
o	QUARTERLY, on or about the	o THIRD or the o	 EIGHTEENTH,
to provide SWP payments, and to mail a check for such amount from Portland as soon as practicable after the third and/or eighteenth day of the payment period, as applicable, to me or to the following payee (complete only if different from information previously stated):

Name(s) of
Payee________________________________________________________________________
Street Address or P.O. Box Number ___________________________________________
City_________________________________  State___________  Zip Code ___________

IX.  Duplicate Statement Authorization
I/We hereby authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholders Services, LLC, to release information regarding my account to the person listed below:

Name & Title (if applicable)
__________________________________________________________________
Telephone Number (        )				 Firm Name (if applicable)
_____________________

Street Address or P.O. Box Number
________________________________________________________
City_____________________________________	State___________  Zip Code________

X.  Investment Representations and Signature(s)
The undersigned represent that the shares subscribed to hereby, and any other shares of the Fund purchased by the undersigned in the future, will be purchased for the undersigned's own account (or for a trust account described in "Account Registration" above) and not with a view to or for sale in connection with any distribution of the shares. This representation shall in no way restrict the undersigned's ability to redeem some or all of the undersigned's shares at any time.

The undersigned certify that I/we have received and read the current Fund Prospectus and agree to be bound by its terms. I/we also certify that we have received and read a copy of the Fund's Privacy Notice. The establishment of this account is subject to acceptance by the Fund.

Under penalties of perjury, I/we certify that the taxpayer identification number, the statement as to backup withholding and the U.S. Person or Exempt Foreign Person statement provided in "Taxpayer Identification Number" above are true, correct and complete. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By my signature below, I certify, on my own behalf or on behalf of the investor I am authorized to represent, that:
(1) The investor is not involved in any money laundering schemes and the source of this investment is not derived from any unlawful activity; and
(2) The information provided by the investor in this application is true and correct and any Documents provided herewith are genuine.

Signature_____________________________________________________
	Date_______________

Signature_____________________________________________________
	Date_______________